VESSELS AND EQUIPMENT	6 Months Ended
Jun. 30, 2024
Property, plant and equipment [abstract]
VESSELS AND EQUIPMENT	VESSELS AND EQUIPMENT
Movements in the six months ended June 30, 2024 were as follows;

(in thousands of $)	Vessels and equipment	Drydock component	Total
Cost
As of December 31, 2023	5,464,799	147,655	5,612,454
Additions	1,235,065	24,809	1,259,874
Disposals	(714,938)	(23,670)	(738,608)
As of June 30, 2024	5,984,926	148,794	6,133,720

Accumulated depreciation
As of December 31, 2023	(890,918)	(88,367)	(979,285)
Charge for the period	(159,985)	(11,369)	(171,354)
Disposals	434,798	17,695	452,493
As of June 30, 2024	(616,105)	(82,041)	(698,146)

Net book value as of June 30, 2024	5,368,821	66,753	5,435,574

Euronav VLCC Acquisition

On October 9, 2023, Frontline entered into a Framework Agreement (the “Framework Agreement”) with Euronav NV ("Euronav"). Pursuant to the Framework Agreement, the Company agreed to purchase 24 VLCCs with an average age of 5.3 years, for an aggregate purchase price of $2,350.0 million from Euronav (the "Acquisition").

All of the agreements relating to the Acquisition came into effect in November 2023. In December 2023, the Company took delivery of 11 of the vessels for consideration of $1,112.2 million. The Company had a commitment of $890.0 million for the remaining 13 vessels to be delivered excluding $347.8 million of prepaid consideration as of December 31, 2023. The Company took delivery of the 13 remaining vessels for consideration of $1,237.8 million in the six months ended June 30, 2024.

In the six months ended June 30, 2024, the Company also:
•sold five VLCCs and two Suezmax tankers,
•completed the installation of a ballast water treatment system on one vessel, and
•performed dry docks on eight vessels.